Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total Assets	$ 4,001.2	$ 3,674.2
Total liabilities	1,077.7	953.1
Corporate and other
Disclosure of operating segments [line items]
Total Assets	222.9	200.8
Total liabilities	46.8	41.3
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Total Assets	1,693.2	1,644.9
Total liabilities	381.8	353.2
Operating segments | Mulatos1
Disclosure of operating segments [line items]
Total Assets	631.5	606.0
Total liabilities	172.7	143.1
Operating segments | Island Gold
Disclosure of operating segments [line items]
Total Assets	1,453.6	1,222.5
Total liabilities	$ 476.4	$ 415.5